OTHER REAL ESTATE OWNED ("OREO") (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of year	$ 5,028,513	$ 10,469,302
Additions of underlying property	4,020,494	7,273,206
Disposals of underlying property	(1,483,449)	(10,750,768)
Valuation allowance	(674,205)	(1,963,227)
Balance at end of period	$ 6,891,353	$ 5,028,513